Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Revenue from contract services	107,896,941	61,838,681	74,017,065	18,226,317
Revenue from sales of goods	35,386,851	22,611,383	6,636,090	1,634,102
Revenue from contract services – related parties	4,770,181	5,894,524	40,038,455	9,859,260
Revenue from sales of goods – related party	—	—	6,000	1,477
	148,053,973	90,344,588	120,697,610	29,721,156

Timing of revenue recognition:
Point in time	35,386,851	22,611,383	6,642,090	1,635,580
Over time	112,667,122	67,733,205	114,055,520	28,085,576
	148,053,973	90,344,588	120,697,610	29,721,156

Unsatisfied performance obligation	22,396,400	14,606,212	50,355,500	12,399,778